ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2014
Payables and Accruals [Abstract]
ACCRUED EXPENSES

27.	ACCRUED EXPENSES

(in thousands of $)	2014	2013
Vessel operating and drydocking expenses	13,443	6,890
Administrative expenses	6,054	6,105
Interest expense	11,627	9,792
	31,124	22,787

Vessel operating and drydocking expense related accruals are composed of vessel operating expenses including direct vessel operating costs associated with operating a vessel, such as crew wages, vessel supplies, routine repairs, maintenance, drydocking, lubricating oils, insurances and management fees for the provision of commercial and technical management services.

Administrative expense related accruals are composed of general overhead, including personnel costs, legal and professional fees, costs associated with project development, property costs and other general expenses.